Lease Revenue (Schedule Of Contracted Minimum Future Lease Payments Receivable From Lessees For Equipment On Non-cancelable Operating Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Lease Revenue [Abstract]
2016	$ 4,272,946
2017	3,708,698
2018	3,017,322
2019	2,395,271
2020	1,895,549
Thereafter	5,814,243
Contracted minimum future lease receivables	$ 21,104,029
Maximum years until lease agreements expire	15 years